UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 11/03/2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:       $111,775


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      228     7986 SH       SOLE                     7986        0        0
American Express Co            COM              025816109     2262    53829 SH       DEFINED                 52884        0      945
Amgen Inc                      COM              031162100     2561    46467 SH       DEFINED                 45727        0      740
Automatic Data Processing Inc  COM              053015103     4338   103223 SH       DEFINED                101323        0     1900
Avery Dennison Corp            COM              053611109     2347    63235 SH       DEFINED                 63085        0      150
BP P.L.C. Spons ADR            COM              055622104      286     6958 SH       SOLE                     6958        0        0
Bristol-Myers Squibb Co        COM              110122108      483    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1227    31014 SH       DEFINED                 30594        0      420
Carnival Corp                  COM              143658300     2307    60420 SH       DEFINED                 59435        0      985
Chevron Corp New               COM              166764100     1057    13043 SH       DEFINED                 11897        0     1146
Devon Energy Corp              COM              25179M103     2822    43593 SH       DEFINED                 42362        0     1231
Disney Walt Co.                COM              254687106     3197    96596 SH       DEFINED                 95071        0     1525
EMC Corporation                COM              268648102     2660   130968 SH       DEFINED                129433        0     1535
Ecolab Inc                     COM              278865100     2788    54940 SH       DEFINED                 53955        0      985
Electronic Arts                COM              285512109      425    25864 SH       SOLE                    25864        0        0
Exxon Mobil Corp               COM              30231G102     3122    50521 SH       SOLE                    50521        0        0
General Electric Co            COM              369604103     2475   152298 SH       DEFINED                152083        0      215
Hewlett-Packard Co             COM              428236103     3731    88687 SH       DEFINED                 87112        0     1575
Intl Business Machines         COM              459200101     5721    42652 SH       DEFINED                 42102        0      550
JPMorgan Chase & Co            COM              46625H100     2607    68495 SH       DEFINED                 67310        0     1185
Jacobs Engineering             COM              469814107     1974    51000 SH       DEFINED                 50110        0      890
Johnson & Johnson              COM              478160104     4324    69781 SH       DEFINED                 69116        0      665
Life Technologies              COM              53217V109      903    19345 SH       DEFINED                 19025        0      320
Marriott Intl. Inc. CL A       COM              571903202      209     5830 SH       SOLE                     5830        0        0
McDonalds Corp                 COM              580135101      518     6950 SH       SOLE                     6950        0        0
Microsoft Corp                 COM              594918104     4009   163682 SH       DEFINED                160932        0     2750
Motorola Inc                   COM              620076109      253    29623 SH       SOLE                    29623        0        0
Nordstrom Inc                  COM              655664100     3709    99708 SH       DEFINED                 97623        0     2085
Omnicom Group                  COM              681919106     4516   114393 SH       DEFINED                112673        0     1720
Pepsico Inc                    COM              713448108     5106    76847 SH       DEFINED                 75837        0     1010
Pfizer Inc                     COM              717081103     1305    76031 SH       SOLE                    76031        0        0
Pitney Bowes Inc               COM              724479100      366    17100 SH       SOLE                    17100        0        0
Precision Castparts Corp       COM              740189105     2325    18260 SH       DEFINED                 17950        0      310
T Rowe Price Group Inc         COM              74144T108     1854    37035 SH       DEFINED                 36355        0      680
Procter & Gamble Company       COM              742718109     5576    92983 SH       DEFINED                 91738        0     1245
Qualcomm Inc.                  COM              747525103      619    13710 SH       SOLE                    13710        0        0
Raytheon Co                    COM              755111507      346     7574 SH       SOLE                     7574        0        0
SVB Financial Group            COM              78486Q101      968    22865 SH       DEFINED                 22495        0      370
Schlumberger Limited           COM              806857108     5042    81842 SH       DEFINED                 80412        0     1430
Stericycle Inc.                COM              858912108     2236    32180 SH       DEFINED                 31640        0      540
Swift Energy Co                COM              870738101     1557    55453 SH       DEFINED                 54053        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     4151    78696 SH       DEFINED                 77321        0     1375
Texas Instruments Incorporated COM              882508104      434    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2251    90731 SH       DEFINED                 89765        0      966
Wal Mart Stores Inc            COM              931142103     4921    91942 SH       DEFINED                 90547        0     1395
Walgreen Co.                   COM              931422109     3871   115557 SH       DEFINED                113867        0     1690
Western Union Corp             COM              959802109     1788   101168 SH       DEFINED                 99258        0     1910